American Century Mutual Funds, Inc. Statement of Additional Information Supplement
Supplement dated August 1, 2018 ■ Statement of Additional Information dated March 1, 2018

The following replaces the entry for Adaptive Equity Fund in the Investment Advisor section on page 38 of the statement of additional information.

Fund	Class	Percentage of Strategy Assets
Adaptive Equity	Investor, A and R	1.150% of the first $500 million 1.100% of the next $500 million 1.000% over $1 billion
	I	0.950% of the first $500 million 0.900% of the next $500 million 0.800% over $1 billion
	R6	0.800% of the first $500 million 0.750% of the next $500 million 0.650% over $1 billion

The following replaces the entry for Sustainable Equity Fund in the Investment Advisor section on page 40 of the statement of additional information.

Fund	Class	Percentage of Strategy Assets
Sustainable Equity	Investor, A, C and R	0.840% of the first $25 billion 0.800% over $25 billion
	I and R5	0.640% of the first $25 billion 0.600% over $25 billion
	Y	0.490% of the first $25 billion 0.450% over $25 billion

©2018 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-94266 1808